Income Taxes (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal			$ 0	$ 0
State			0	0
Deferred:
Federal			29,084,623	9,513,282
State			3,614,773	952,533
Valuation Allowance			(32,610,383)	(10,485,399)
Total income tax (expense) benefit	$ 0	$ 0	$ 89,013	$ (19,584)